SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

(16)SHARE-BASED COMPENSATION

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares (the “replenish terms”). The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). On December 30, 2016, the Company amended the 2008 Plan to increase the number of Common Shares of the Company reserved for issuance to 5,726,763 shares and extend the plan together with the replenish terms for ten years from December 30, 2016 (the “Amendment and Restatement of 2008 Plan”). On October 26, 2018, the Company amended and restated the Amendment and Restatement of 2008 Plan to increase the number of Common Shares the Company reserved for issuance to 6,965,846 shares, extend its terms to last till October 25, 2028 and change the number of common shares automatically added to the option pool on each calendar year during its term to an amount equal to the lesser of (i) one percent of the total number of common shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) such number of common shares as may be established by the board of directors (the “Second Amendment and Restatement of 2008 Plan”). As of December 31, 2023, 9,929,472 shares were reserved for issuance under the Second Amendment and Restatement of 2008 Plan.

Under the 2008 Plan (including the original and both versions of the Amendment and Restatement), share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to or as an average over a certain number of trading days of the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date, unless a shorter or longer expiration period is specified.

Under the 2008 Plan (including the original and both versions of the Amendment and Restatement), non-vested shares are generally granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years, or with certain percentage vesting on the grant date or first anniversary of the grant date and the remaining portion vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the grant.

For the graded vesting share options and non-vested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

In January 2017, 2,700,000 non-vested shares were granted to employees and officers with a graded vesting as to 25% at the end of each year from the grant date over 4 years and 900,000 share options were granted to Company’s employees and officers, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 1.705 per common share.

In August 2017, 50,000 share options were granted to an employee, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 2.35 per common share.

In July 2018, 129,168 share options and 1,262,250 non-vested shares were cancelled in connection with the ATA Online Sale Transaction. RMB 6,753,771 compensation costs were accelerated and recognized for the year ended December 31, 2018.

In November 2018, 1,772,584 share options, including 1,215,114 vested share options and 557,470 non-vested share options were cancelled in accordance with the board of directors’ resolutions. RMB 877,321 of compensation costs were accelerated and recognized for the year ended December 31, 2018.

In November 2018, 1,452,600 share options were issued to certain employees and officers with 4 years’ service condition and annual performance targets for the year 2018, 2019, 2020 and 2021, among which 363,150 share options were granted in November 2018 and the remaining portion will be granted when the employee knows the specific performance target. As the performance condition for the year 2018 was not achieved, no compensation cost was recognized for these share options. In addition, 690,000 share options were granted to employees and officers, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise price of these options is USD 0.578 per common share. In addition, 800,000 non-vested shares were granted to directors, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months.

In December 2018, 1,772,584 shares were granted to employees and officers, among which 1,412,336 shares vested immediately on the grant date and the remaining shares vested for a period from January 1, 2019 to September 1, 2021.

In January and March 2019, 50,000 and 20,000 share options were granted to employees and officers, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise prices of these two tranches options are USD 0.4868 and USD 0.532 per common share respectively.

In 2019, 1,698,790 share options with exercise price at USD 1.2611 per common share were issued to certain officer with service condition and specific performance target, among which 424,698 share options (the “First Tranche”) were granted on March 25, 2020 and vested on April 1, 2022; 424,698 share options (the “Second Tranche”) were granted on March 15, 2022 and vested on April 1, 2023; 424,697 share options (the “Third Tranche”) were granted on May 5, 2023 and vested on April 1, 2024. The remaining shall vest on April 1, 2025 on the condition that specific performance target is achieved.

In November 2020, 842,000 share options with exercise price at USD 0.5697 per common share were issued to certain employees with service condition and specific performance target, among which 181,750 share options (the “First Tranche -A”), 173,002 share options (the “Second Tranche-A”), and 158,000 share options (the “Third Tranche-A”) were granted on April 15, 2021, April 15, 2022, and April 15, 2023, respectively. The remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award. 46,050 share options among the First Tranche-A has met the performance condition set forth in the grant agreements and vested on June 30, 2022. 57,250 share options among the Second Tranche-A has met the performance condition set forth in the grant agreements and has vested on April 1, 2023. 83,400 share options among the Third Tranche-A has met the performance condition set forth in the grant agreements and has vested on April 1, 2024.

In November 2020, 310,000 restricted shares were issued to certain employees with service condition and specific performance target, among which 77,500 shares (the “First Tranche- B”), 77,500 shares (the “Second Tranche-B”), and 72,500 shares (the “Third Tranche-B”) were granted on April 15, 2021, April 15, 2022, and April 15, 2023, respectively. The remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award. 16,000 shares among the First Tranche-B has met the performance condition set forth in the grant agreements and vested on June 30, 2022, 24,750 shares among the Second Tranche-B has met the performance condition set forth in the grant agreements and vested on April 1, 2023 , and 43,250 shares among the Third Tranche - B has met the performance condition set forth in the grant agreements and vested on April 1, 2024.

In February 2022, 200,000 share options with exercise price at USD 0.79 per common share were granted to certain officer with service condition, with one fourth of the total number vesting on each of the first, second, third and fourth anniversary date of the grant date.

273,000 restricted shares were granted to an employee with service condition on October 27, 2022, among which 40% of the shares shall vest on October 27, 2023, 40% on October 27, 2024 and the remaining on October 27, 2025.

In November 2023, 20,000 share options with exercise price at USD 0.48 per common share were issued with service condition and specific performance target, among which 5,000 shares (the “First Tranche-C”) were granted on November 1, 2023. The remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award. 5,000 shares among the First Tranche-C has met the performance condition set forth in the grant agreements and vested on April 1, 2024.

800,000 non-vested shares were granted to directors in November 2023, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months.

Other than the restricted shares issued in November 2020 and October 2022, the restricted shares were awarded with non-forfeitable dividend rights before vesting.

A summary of the share options activities for years ended December 31, 2021, 2022 and 2023:

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2020	827,198	1.01	—	—
Granted	181,750	0.57	—	—
Exercised	(62,416)	0.58	—	—
Forfeited	(135,700)	0.57	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2021	810,832	1.02	—	—
Granted	797,700	0.99	—	—
Exercised	(53,538)	0.58	—	—
Forfeited	(178,252)	0.97	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2022	1,376,742	1.03	—	—
Granted	587,697	1.07	—	—
Exercised	(113,328)	0.58	—	—
Forfeited	(162,518)	0.57	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2023	1,688,593	1.12	—	—
Vested and expected to vest as of December 31, 2023	1,688,593	1.12	6.04	3,093
Exercisable as of December 31, 2023	1,025,496	1.15	5.82	1,747

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2023, was determined based on the closing price of the Company’s common shares on December 31, 2023.

Information relating to options outstanding and exercisable as of December 31, 2023 is as follows:

Options outstanding as of December 31, 2023			Options exercisable as of December 31, 2023
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
20,000	0.58	4.85	20,000	0.58	4.85
16,800	0.53	5.21	16,800	0.53	5.21
1,274,093	1.26	5.60	849,396	1.26	5.60
172,700	0.57	7.01	89,300	0.57	7.01
200,000	0.79	8.11	50,000	0.79	8.11
5,000	0.48	10.01
1,688,593	1.12	6.04	1,025,496	1.15	5.82

The Company calculated the fair value of the share options on the grant date, for the years ended December 31, 2021, 2022 and 2023, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended December 31,
	2021	2022	2023
Expected dividend yield	0%	0%	0%
Expected volatility	70%	67%	68%
Expected term	5.40	4.17/4.79/6.25	3.58/4.29/5.25
Risk-free interest rate (per annum)	0.90%	2.08%/2.78%/1.84%	3.57%/3.68%/4.68%

The expected volatility was based on the historical volatilities of the Company. The expected term was related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant.

Compensation expense recognized for share options for the year ended December 31, 2021, 2022 and 2023 is allocated to the following expense items:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	62,224	59,874	53,104
Research and development	6,944	4,785	—
Sales and marketing	6,806	35,546	53,133
General and administrative	476,435	935,582	1,443,900
Total share-based compensation expense	552,409	1,035,787	1,550,137

The weighted-average grant-date fair value of share options granted in 2021, 2022 and 2023 were USD 1.20, USD 0.31 and USD 0.46, respectively. The total intrinsic value of share options exercised by the Group’s employees during the years ended December 31, 2021, 2022 and 2023 were USD 58,268, USD 29,532 and USD 8,773, respectively.

As of December 31, 2023, RMB 593,891 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 0.75 years.

Non-vested shares

A summary of the non-vested shares activities for the year ended December 31, 2021, 2022 and 2023 is presented below:

		Weighted
		average
		grant
	Number	date fair
	of shares	value
		USD
Outstanding at December 31, 2020	603,088	0.955
Granted	77,500	1.545
Vested	(419,752)	1.112
Forfeited	(61,500)	1.545
Cancelled	—	—
Outstanding at December 31, 2021	199,336	0.671
Granted	350,500	0.841
Vested	(199,336)	0.671
Forfeited	(52,750)	0.615
Cancelled	—	—
Outstanding at December 31, 2022	297,750	0.881
Granted	872,500	0.467
Vested	(133,950)	0.851
Forfeited	(29,250)	0.925
Cancelled	—	—
Outstanding at December 31, 2023	1,007,050	0.525

The total fair value of shares vested during the years ended December 31, 2021, 2022 and 2023 was USD422,516, USD150,982 and USD76,300 respectively.

Upon vesting of the non-vested shares, the Company withholds shares issued to the employees to meet the relevant minimum tax withholding requirements. For the years ended December 31, 2021, 2022 and 2023, the Company withheld 13,464, 6,148 and 19,004 vested shares upon vesting of the non-vested shares to satisfy the minimum tax withholding obligation. Compensation expense recognized for non-vested shares for the years ended December 31, 2021, 2022 and 2023 is allocated to the following expense items:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	27,806	29,057	21,722
Research and development	3,692	—	—
Sales and marketing	11,741	40,655	63,321
General and administrative	444,324	354,256	1,432,861
Total share-based compensation expense	487,563	423,968	1,517,904

As of December 31, 2023, RMB 2,756,874 of total unrecognized compensation expense related to non-vested shares is expected to be recognized over a weighted average period of approximately 3.44 years.